CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 11,167	$ 4,672	$ (1,562)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	5,455	4,710	3,706
Loss (gain) from change in fair value of derivatives	22	(9)	8
Change in funds in respect of employee rights upon retirement	10	116	377
Net change in operating right of use asset and operating lease liability	18	22	(82)
Non cash financial expenses	(187)	(172)	(902)
Decrease in restructuring plan provision	(63)	(126)	(467)
Change in allowance for credit losses	55	(182)	138
Share in results of affiliated companies	(809)	(503)	(184)
Share based compensation	395	159	218
Liability in respect of employee rights upon retirement	(14)	(148)	(356)
Capital gain from sale of property, plant and equipment	(478)	(530)	(90)
Deferred income taxes, net	117	235	23
Changes in operating assets and liabilities:
increase in trade accounts receivable	(9,743)	(4,205)	(2,659)
increase in other current assets and prepaid expenses	(1,473)	(341)	(1,836)
increase in inventory	(17,165)	(5,400)	(5,069)
Increase (decrease) in trade accounts payable	2,170	(245)	1,143
Increase in accrued expenses and other	4,705	4,202	2,727
Net Cash Provided by (Used in) Operating Activities, Total	(5,818)	2,255	(4,867)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of property and equipment	1,275	2,002	93
Purchase of property and equipment	(5,126)	(5,102)	(16,213)
Purchase of intangible assets	0	(479)	0
Net cash used in investing activities from continued operations	(3,851)	(3,579)	(16,120)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term loans	(2,016)	(1,701)	(1,071)
Net change in short term credit from banks	(7,650)	1,000	0
Proceeds from long-term loans received	0	712	16,680
Proceeds from issuance of common shares, net	9,827	10,064	0
Exercise of options	0	165	189
Net cash provided by financing activities from continued operations	161	10,240	15,798
Net increase (decrease) in cash and cash equivalents and restricted cash	(9,508)	8,916	(5,189)
Cash and cash equivalents and restricted cash at beginning of period	16,942	8,026	13,215
Cash and cash equivalents and restricted cash at end of period	7,434	16,942	8,026
SUPPLEMENTARY INFORMATION ON INVESTING ACTIVITIES NOT INVOLVING CASH FLOW:
Purchase of property, plant and equipment on credit	0	0	196
Additions of operating lease right-of-use assets and operating lease liabilities	983	1,345	318
Reclassification of inventory to property, plant and equipment	155	68	284
Capital contribution to equity method investee	0	0	787
Supplemental disclosure of cash flow information:
Interest paid	(1,400)	(1,438)	(796)
Income taxes received (paid), net	$ (39)	$ 0	$ 0